1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

COREY F. ROSE
Partner

corey.rose@dechert.com
+1 202 261 3314 Direct
+1 202 261 3158 Fax

October 26, 2016

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             The Hartford Mutual Funds II, Inc., File Nos. 002-11387/811-00558

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of the forms of prospectus and Combined Statement of Additional Information being used in connection with the offering of shares of Hartford Schroders Emerging Markets Debt and Currency Fund, Hartford Schroders Emerging Markets Equity Fund, Hartford Schroders Emerging Markets Multi-Sector Bond Fund, Hartford Schroders Global Strategic Bond Fund, Hartford Schroders Income Builder Fund, Hartford Schroders International Multi-Cap Value Fund, Hartford Schroders International Stock Fund, Hartford Schroders Tax-Aware Bond Fund, Hartford Schroders US Small Cap Opportunities Fund and Hartford Schroders US Small/Mid Cap Opportunities Fund, each a new series of The Hartford Mutual Funds II, Inc. (the “Registrant”), under Rule 497(c) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify the following pursuant to Rule 497(j) under the 1933 Act:

1.                          that the forms of prospectus and Combined Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in the Post-Effective Amendment No. 137 to the Registrant’s registration statement (the “Amendment”) filed on October 21, 2016; and

2.                          that the text of the Amendment was filed electronically with the Securities and Exchange Commission on October 21, 2016 as part of the Post-Effective Amendment No. 137 under the 1933 Act to the Registrant’s registration statement.

No fees are required in connection with this filing.  If you have any questions concerning this filing, please do not hesitate to contact the undersigned at 202-261-3314.

Sincerely,

/s/ Corey F. Rose
Corey F. Rose

cc:	Alice A. Pellegrino
John V. O’Hanlon